SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of selling, general and administrative expense

	Year ended December 31,
	2017	2016	2015

Services and fees (1)	86,990	65,965	69,434
Labor cost	229,529	193,118	214,352
Depreciation of property, plant and equipment	12,345	13,589	13,761
Amortization of intangible assets	78,264	38,427	36,283
Maintenance and expenses	5,038	3,092	4,957
Taxes	98,786	90,166	130,061
Office expenses	35,922	36,223	40,487
Freight and transportation	259,898	234,801	246,762
(Decrease) Increase of allowance for doubtful accounts	685	288	(824)
Others	16,790	12,273	15,019

Selling, general and administrative expenses	824,247	687,942	770,292